                 MUNDER BALANCED FUND Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Balanced Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPBLNC203

                               MUNDER BOND FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Bond Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof. The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPBOND203

                          MUNDER CASH INVESTMENT FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Cash Investment Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPCASH203

                             MUNDER INDEX 500 FUND
                             Class A, B & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Index 500 Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPINDEX203

                         MUNDER INTERMEDIATE BOND FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Intermediate Bond Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPIMEDBOND203

                       MUNDER INTERNATIONAL EQUITY FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder International Equity Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPINTLEQ203

                          MUNDER LARGE-CAP VALUE FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Large-Cap Value Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPLCV203

                      MUNDER MICHIGAN TAX-FREE BOND FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Michigan Tax-Free Bond Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPMTFBOND203

                       MUNDER SMALL COMPANY GROWTH FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Small Company Growth Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof. The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPSCG203

                           MUNDER TAX-FREE BOND FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Tax-Free Bond Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPTFBOND203

                       MUNDER TAX-FREE MONEY MARKET FUND
                              Class A & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Tax-Free Money Market Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPTFMM203

                 MUNDER TAX-FREE SHORT-INTERMEDIATE BOND FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder Tax-Free Short-Intermediate Bond Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPTFSBOND203

                      MUNDER U.S. GOVERNMENT INCOME FUND
                           Class A, B, C & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder U.S. Government Income Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPUSGVT203

                    MUNDER U.S. TREASURY MONEY MARKET FUND
                              Class A & Y Shares

                      Supplement Dated February 13, 2003
                     to Prospectus Dated October 31, 2002

                          UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Board of Trustees of The Munder Funds Trust (the "Trust"), on behalf of the Munder U.S. Treasury Money Market Fund (the "Fund"), approved several matters, including the reorganization and redomiciliation of the Fund into a corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Fund, and called a special meeting of the shareholders of the Fund to vote on these matters. More specifically, at the special meeting, shareholders of the Fund will be asked to:

      1. approve the election of Trustees of the Trust;

      2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of the Fund by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of the Fund by the corresponding New Fund and (ii) the subsequent liquidation of the Fund ("Reorganization");

      3. approve the amendment or elimination of certain of the Fund's fundamental investment restrictions in order to modernize its investment restrictions and increase its investment flexibility;

      4. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--the Trust, The Munder Framlington Funds Trust, The Munder Funds, Inc., St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of the Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Fund a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by the Fund's shareholders, immediately after the Reorganization, shareholders of the Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   In addition, the Board of Trustees is recommending that shareholders of the Fund approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Fund's fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940, as amended, ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Fund greater flexibility to respond to future investment opportunities, the Board of Trustees does not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

   Finally, Fund shareholders will be asked to elect eight Trustees of the Board, seven of which are currently members of the Board of Trustees.

   The Board of Trustees has determined that shareholders of the Fund will benefit from each of the proposals. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

           PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

SUPUSTMM203

                               THE MUNDER FUNDS

                   Supplement Dated February 13, 2003 to the
                 Class K Prospectus dated October 31, 2002 of:

       The Munder Framlington Funds Trust                       The Munder Funds Trust
          Munder Emerging Markets Fund                           Munder Balanced Fund
             Munder Healthcare Fund                                Munder Bond Fund
        Munder International Growth Fund                      Munder Cash Investment Fund
                                                                 Munder Index 500 Fund
             The Munder Funds, Inc.                          Munder Intermediate Bond Fund
            Munder Bio(Tech)/2/ Fund                       Munder International Equity Fund
          Munder Future Technology Fund                       Munder Large-Cap Value Fund
         Munder International Bond Fund                   Munder Michigan Tax-Free Bond Fund
          Munder Large-Cap Growth Fund                     Munder Small Company Growth Fund
          Munder Micro-Cap Equity Fund                         Munder Tax-Free Bond Fund
            Munder MidCap Select Fund                      Munder Tax-Free Money Market Fund
         Munder Multi-Season Growth Fund             Munder Tax-Free Short-Intermediate Bond Fund
               Munder NetNet Fund                         Munder U.S. Government Income Fund
             Munder Power Plus Fund                     Munder U.S. Treasury Money Market Fund
    Munder Real Estate Equity Investment Fund
           Munder Small-Cap Value Fund

I. The following items are applicable to each series of The Munder Framlington Funds Trust ("Framlington"); each series of The Munder Funds, Inc. ("Company"), except Munder Bio(Tech)/2/ Fund and Munder Large-Cap Growth Fund; and each series of The Munder Funds Trust ("Trust") (each a "Fund" and collectively, the "Funds").

UPCOMING PROXY SOLICITATION

   On February 11, 2003, the Boards of Directors/Trustees of Framlington, the Company and the Trust, on behalf of each of their respective Funds, approved several matters, including the reorganization and redomiciliation of each Fund into corresponding series of Munder Series Trust, a new Delaware statutory trust organized for the purposes of the proposed reorganization of the Funds, and called a special meeting of the shareholders of the Funds to vote on these matters. More specifically, at the special meeting shareholders of the Funds will be asked to:

          1. approve the election of Directors/Trustees of Framlington, the Company and the Trust;

          2. approve an Agreement and Plan of Reorganization and Redomiciliation providing for (i) the acquisition of all of the assets of each of the Funds by a corresponding series ("New Fund") of the Munder Series Trust, in exchange for shares of the New Fund and the assumption of all liabilities of each Fund by the corresponding New Fund and (ii) the subsequent liquidation of each Fund ("Reorganization");

          3. approve the amendment or elimination of certain of the Funds' fundamental investment restrictions in order to modernize their investment restrictions and increase their investment flexibility;

          4. approve the reclassification of certain Funds' fundamental investment objectives as non-fundamental; and

          5. consider and act upon any other business as may properly come before the meeting of shareholders and any adjournments or postponements thereof.

   The Reorganization is being proposed in an effort to seek future economies of scale and to eliminate certain costs associated with operating five different business entities--Framlington, the Company, the Trust, St. Clair Funds, Inc. and The Munder @Vantage Fund (which is not proposed to be part of the

Reorganization)--in three different states. The Board, which carefully considered the proposal and determined that it is in the best interests of shareholders and that the interests of each Fund's shareholders would not be diluted as a result of the Reorganization, believes the proposed Reorganization will offer shareholders of the Funds a substantially similar investment opportunity with the potential to realize greater operating efficiencies.

   If the Reorganization is approved by each Fund's shareholders, immediately after the Reorganization, shareholders of the Funds will own shares of the corresponding class of each corresponding New Fund that are equal in number and in value to the shares of each Fund that were held by those shareholders immediately prior to the closing of the Reorganization. The closing of the Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. In addition, the Boards of Directors/Trustees are recommending that shareholders of each of the Funds approve the amendment or the elimination of certain of the Fund's fundamental investment restrictions. The proposed changes in the Funds' fundamental investment policies are intended to simplify, streamline and standardize the fundamental investment policies that are required to be stated under the Investment Company Act of 1940 ("1940 Act"), and eliminate those policies that are not required by the 1940 Act, while at the same time providing maximum flexibility to respond to future legal, regulatory, market or technical changes. Although the proposed changes in the fundamental investment restrictions will allow the Funds greater flexibility to respond to future investment opportunities, the Boards of Directors/Trustees do not anticipate that the changes, either individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Funds or the manner in which the Funds are managed.

   Shareholders of the Munder Multi-Season Growth Fund and Munder Real Estate Equity Investment Fund will be asked to reclassify their fundamental investment objective as non-fundamental. No change is being proposed to the investment objectives themselves, although if this proposal is approved, the Board of Directors of the Company may, in the future, change such objectives without seeking further shareholder approval.

   Finally, Fund shareholders will be asked to elect eight Directors/Trustees of the Boards, seven of which are currently members of the Boards of Directors/Trustees of Framlington, the Company and the Trust.

   The Board of Directors of the Company and the Boards of Trustees of Framlington and the Trust have determined that shareholders of each Fund will benefit from each of the proposals as applicable. The special meeting of shareholders is expected to occur on April 28, 2003. Only Fund shareholders as of the record date, February 12, 2003, will be permitted to vote at the special meeting.

II.  The following items are applicable to the Munder Bio(Tech)/2/ Fund only.

MERGER OF THE MUNDER BIO(TECH)/2/ FUND INTO THE MUNDER HEALTHCARE FUND

   On February 11, 2003, the Boards of Directors/Trustees of the Company and Framlington approved the merger of the Munder Bio(Tech)/2/ Fund into the Munder Healthcare Fund and called for a meeting of the shareholders of the Munder Bio(Tech)/2/ Fund to vote on this merger. The meeting of shareholders is expected to occur on April 23, 2003 ("Meeting").

   The merger is being proposed due to the Munder Bio(Tech)/2/ Fund's declining assets, disappointing performance and increasing expense ratios. While expense ratios of the Munder Healthcare Fund have also increased over the last year due to declining assets and disappointing performance, the Board of Directors of the Company believes that shareholders of the Munder Bio(Tech)/2/ Fund can potentially achieve lower fund expenses after the merger as a result of possible economies of scale. The Board, which carefully considered the proposal and determined it to be in the best interests of shareholders, believes the merger provides a compatible investment alternative for the Munder Bio(Tech)/2/ Fund's shareholders.

   If the merger is approved by the shareholders of the Munder Bio(Tech)/2/ Fund, shares of the Munder Bio(Tech)/2 /Fund will be converted on a tax-fee basis into shares of the Munder Healthcare Fund in an amount based on relative net asset values on the conversion date. The closing of the merger will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed merger will qualify as a tax-free reorganization for Federal income tax purposes.

   While shareholders of the Munder Bio(Tech)/2/ Fund are being asked to consider the merger as discussed above, shareholders of the Munder Healthcare Fund are simultaneously being asked to consider the following matters, among other things:

      (i) the reorganization and redomiciliation of the Munder Healthcare Fund as a series of Munder Series Trust ("MST"), a newly-created Delaware statutory trust, and

      (ii) changes to the fundamental investment restrictions of the Munder Healthcare Fund.

   If shareholders of the Munder Healthcare Fund approve the reorganization and redomiciliation, and shareholders of the Munder Bio(Tech)/2/ Fund approve the merger, shortly following the closing of the merger, the Munder Healthcare Fund will be reorganized and redomiciled as a series of MST. Thus, Munder Bio(Tech)/2/ Fund shareholders will become shareholders of the Munder Healthcare Fund series of MST following the merger. If, on the other hand, shareholders of the Munder Bio(Tech)/2/ Fund approve the merger, but shareholders of the Munder Healthcare Fund do not approve the reorganization and redomiciliation of the Munder Healthcare Fund, following the merger, shareholders of the Munder Bio(Tech)/2/ Fund will be shareholders of the Munder Healthcare Fund series of Framlington.

   If the merger is not approved by shareholders of the Munder Bio(Tech)/2/ Fund, that Fund will be liquidated as soon as is practicable following the Meeting. Any shares of the Munder Bio(Tech)/2/ Fund outstanding on the date of the liquidation will be automatically redeemed by the Company on that date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Munder Bio(Tech)/2/ Fund have been paid or provided for. In the event of a liquidation, the Class A and the Class II shareholders of the Munder Bio(Tech)/2/ Fund who receive proceeds in the liquidation will not be entitled to receive a refund of any front-end sales load they paid when they purchased their shares. Any contingent deferred sales charges that would otherwise be charged upon the redemption of Class B and Class II shares of the Munder Bio(Tech)/2/ Fund will be imposed if Class B and Class II shareholders are redeemed as a result of the liquidation.

   In addition, while the Munder Bio(Tech)/2/ Fund and the Munder Healthcare Fund currently have substantially similar fundamental investment restrictions, to the extent shareholders of the Munder Healthcare Fund approve changes to the fundamental investment restrictions of that Fund, the fundamental investment restrictions of the Munder Healthcare Fund will vary from the fundamental investment restrictions of the Munder Bio(Tech)/2/ Fund.

   At the April 23, 2003 meeting of shareholders, shareholders of the Munder Bio(Tech)/2/ Fund will also be asked to vote on the election of eight Directors of the Company, seven of which are currently members of the Board of Directors of the Company.

MUNDER BIO(TECH)/2/ FUND CLOSED TO NEW INVESTORS

   Effective immediately, the Munder Bio(Tech)/2/ Fund will be closed to new investors. The Fund will continue to accept additional investments from current shareholders until April 15, 2003.

ADVISORY FEE WAIVERS AND EXPENSE REIMBURSEMENTS FOR MUNDER BIO(TECH)/2/ FUND

   Effective immediately, Munder Capital Management, the Fund's investment advisor, will no longer reimburse any operating expenses for the Munder Bio(Tech)/2/ Fund.

III. The following items are applicable to the Munder Large-Cap Growth Fund only.

MERGER OF THE MUNDER LARGE-CAP GROWTH FUND INTO THE MUNDER MULTI-SEASON GROWTH FUND

   On February 11, 2003, the Board of Directors of the Company approved the merger of the Munder Large-Cap Growth Fund into the Munder Multi-Season Growth Fund and called for a meeting of the shareholders of the Munder Large-Cap Growth Fund to vote on this merger. The meeting of shareholders is expected to occur on April 23, 2003 ("Meeting").

   The merger is being proposed due to the Munder Large-Cap Growth Fund's declining assets, disappointing performance and increasing expense ratios. Moreover, since a new transfer agency fee arrangement, which went into effect on January 1, 2002, subjects the Munder Large-Cap Growth Fund to a fixed minimum annual expense, the per share expenses of the Munder Large-Cap Growth Fund have increased significantly as a direct result of the Munder Large-Cap Growth Fund's small asset size. The Board of Directors, which carefully considered the proposal and determined it to be in the best interests of shareholders, believes the merger provides a compatible investment alternative for the Munder Large-Cap Growth Fund's shareholders with potentially lower fund expenses as compared to those currently in effect for the Munder Large-Cap Growth Fund.

   If the merger is approved by the Munder Large-Cap Growth Fund's shareholders, shares of the Munder Large-Cap Growth Fund will be converted on a tax-fee basis into shares of the Munder Multi-Season Growth Fund in an amount based on relative net asset values on the conversion date. The closing of the merger will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed merger will qualify as a tax-free reorganization for Federal income tax purposes.

   While shareholders of Munder Large-Cap Growth Fund are being asked to consider the merger discussed above, shareholders of the Munder Multi-Season Growth Fund are simultaneously being asked to consider the following matters, among other things:

      (i) the reorganization and redomiciliation of the Munder Multi-Season Growth Fund as a series of Munder Series Trust ("MST"), a newly-created Delaware statutory trust,

      (ii) changing the investment objective of the Munder Multi-Season Growth Fund from a fundamental investment objective to a non-fundamental investment objective,

      (iii) changes to the fundamental investment restrictions of the Munder Multi-Season Growth Fund, and

      (iv) reclassification of the fundamental investment objective of the Multi-Season Growth Fund as non-fundamental.

   If shareholders of the Munder Multi-Season Growth Fund approve the reorganization and redomiciliation, and shareholders of the Munder Large-Cap Growth Fund approve the merger, shortly following the closing of the merger, the Munder Multi-Season Growth Fund will be reorganized and redomiciled as a series of MST. Thus, Munder Large-Cap Growth Fund shareholders will become shareholders of the Munder Multi-Season Growth Fund series of MST following the merger. If, on the other hand, shareholders of the Munder Large-Cap Growth Fund approve the merger, but shareholders of the Munder Multi-Season Growth Fund do not approve the reorganization and redomiciliation of that Fund, following the merger, shareholders of the Munder Large-Cap Growth Fund will be shareholders of the Munder Multi-Season Growth Fund series of the Company.

   If the merger is not approved by shareholders of the Munder Large-Cap Growth Fund, that Fund will be liquidated as soon as is practicable following the Meeting. Any shares of the Munder Large-Cap Growth Fund outstanding on the date of the liquidation will be automatically redeemed by the Company on that date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Munder Large-Cap Growth Fund have been paid or provided for. In the event of a liquidation, the Class A and the Class II shareholders of the Munder Large-Cap Growth Fund who receive proceeds in the liquidation will not be entitled to receive a refund of any front-end sales load they paid when they purchased their shares. Any contingent deferred sales charges that would otherwise be charged upon the redemption of Class B and Class II shares of the Munder Large-Cap Growth Fund will be imposed if Class B and Class II shareholders are redeemed as a result of the liquidation.

   In addition, the investment objective of the Munder Large-Cap Growth Fund and the Munder Multi-Season Growth Fund is to provide long-term capital appreciation. The investment objective of the Munder Large-Cap Growth Fund may be changed by the Board of Directors without shareholder approval; however, shareholders would be notified of any such change. The investment objective of the Munder Multi-Season Growth Fund is currently fundamental and cannot be changed without shareholder approval. However, as noted above, shareholders of the Munder Multi-Season Growth Fund will consider a proposal that, if approved, would make that Fund's investment objective non-fundamental. As a result, the Board of Directors of the Company would be able to change the Munder Multi-Season Growth Fund's investment objective without having to seek further shareholder approval. Shareholders of the Munder Multi-Season Growth Fund would be notified of any such change.

   Similarly, while the Munder Large-Cap Growth Fund and the Munder Multi-Season Growth Fund currently have substantially similar fundamental investment restrictions, to the extent shareholders of the Munder Multi-Season Growth Fund approve changes to the fundamental investment restrictions of that Fund, the fundamental investment restrictions of the Munder Multi-Season Growth Fund will vary from the fundamental investment restrictions of the Munder Large-Cap Growth Fund.

MUNDER LARGE-CAP GROWTH FUND CLOSED TO NEW INVESTORS

   Effective immediately, the Munder Large-Cap Growth Fund will be closed to new investors. The Fund will continue to accept additional investments from current shareholders until April 15, 2003.

IV. The following item is applicable to the Munder International Growth Fund only.

   Effective immediately, Munder Capital Management, the Munder International Growth Fund's investment advisor, will no longer reimburse any operating expenses for the Munder International Growth Fund.

V.  The following item is applicable to the Munder Healthcare Fund only.

   Munder Capital Management, the Munder Healthcare Fund's investment advisor, has not reimbursed the Fund for operating expenses since March 2002. Consequently, under the heading of "Fees & Expenses," which begins on page 21 of the Prospectus, footnote (1) to the Fees & Expenses table is hereby removed, and footnote (2) to the Fees & Expenses table is hereby renumbered as footnote
(1). All references to footnote (1) currently in the Fees & Expenses table are hereby removed, and all references to footnote (2) are hereby revised to be references now to footnote (1).

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUPK203